Share Capital (Details Textual) - INR (₨) ₨ / shares in Units, ₨ in Millions	May 12, 2026	Mar. 31, 2026
Details of Equity [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	₨ 8
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	₨ 6,677
Par value per share		₨ 1
Prior To Stock Split Dr Reddys Employees Stock Option Scheme2018 [Member]
Details of Equity [Line Items]
Par value per share		₨ 5